Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of December 31,
	2023	2024
	US$	US$
Accounts receivable	734,109	779,636
Allowance for expected credit losses	(13,864)	(326,813)
Accounts receivable, net	720,245	452,823

Schedule of Allowance for Expected Credit Losses

Movements of allowance for expected credit losses were as follows:

	As of December 31,
	2023	2024
	US$	US$
Balance, beginning of the year	—	13,864
Addition	13,864	311,539
Exchange realignment	—	1,410
Balance, end of year	13,864	326,813